CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2023 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 55.95%
FINANCE & INSURANCE
Chubb LTD. - ADR (a)	2,700	$519,912	1.43%
JPMorgan Chase & Co.	7,000	1,018,080	2.82
		1,537,992	4.25
INFORMATION
Lumen Technologies, Inc.	134,000	302,840	0.83
Microsoft Corp.	3,200	1,089,728	3.01
Warner Bros Discovery, Inc. (b)	50,250	630,135	1.74
		2,022,703	5.58
MANUFACTURING
AbbVie, Inc.	5,200	700,596	1.93
Bunge LTD. - ADR (a)	6,050	570,817	1.57
DuPont de Nemours, Inc.	6,500	464,360	1.28
Exxon Mobil Corp.	9,800	1,051,050	2.91
Hubbell, Inc.	1,600	530,496	1.46
Johnson & Johnson	4,800	794,496	2.19
Louisiana-Pacific Corp.	8,100	607,338	1.67
Moderna, Inc. (b)	3,200	388,800	1.07
Northrop Grumman Corp.	1,200	546,960	1.51
Texas Instruments, Inc.	3,200	576,064	1.59
The Hershey Co.	1,590	397,023	1.09
		6,628,000	18.27
MINING, QUARRYING & OIL & GAS EXTRACTION
Black Stone Minerals LP	68,668	1,095,255	3.02
Dorchester Minerals, LP	23,500	704,060	1.94
Franco-Nevada Corp. - ADR (a)	5,600	798,560	2.20
Martin Marietta Materials, Inc.	1,100	507,859	1.40
Pioneer Natural Resources Co.	4,750	984,105	2.71
Texas Pacific Land Corp.	1,445	1,902,343	5.25
		5,992,182	16.52
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	7,500	591,900	1.63

RETAIL TRADE
Amazon.com, Inc. (b)	5,200	677,872	1.87
Lowes Companies, Inc.	3,000	677,100	1.87
The TJX Companies, Inc.	7,500	635,925	1.75
		1,990,897	5.49
TRANSPORTATION AND WAREHOUSING
Canadian Pacific Kansas City Ltd. - ADR (a)	7,500	605,775	1.67

WHOLESALE TRADE
Energy Transfer LP	72,500	920,750	2.54
TOTAL COMMON STOCKS (Cost $12,681,033)		20,290,199	55.95

EXCHANGE TRADED FUNDS - 4.41%
JPMorgan Ultra-Short Income ETF	20,000	1,002,800	2.76
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	598,560	1.65
TOTAL EXCHANGE TRADED FUNDS (Cost $1,619,857)		1,601,360	4.41

MUTUAL FUND - 0.69%
Absolute Convertible Arbitrage Fund - Institutional Class	23,020	250,921	0.69
TOTAL MUTUAL FUNDS (Cost $250,000)		250,921	0.69

CLOSED-END FUNDS - 6.78%
PIMCO Flexible Credit Income Fund - Institutional Class (c)	47,619	324,764	0.90
Pioneer ILS Interval Fund (c)	117,583	1,022,971	2.82
Sprott Physical Gold Trust(a)(b)	74,500	1,111,540	3.06
TOTAL CLOSED-END FUNDS (Cost $2,398,110)		2,459,275	6.78

OPEN-END FUND - 0.84%
Cohen & Steers Institutional Realty Shares	6,895	305,093	0.84
TOTAL OPEN-END FUND (Cost $283,653)		305,093	0.84
	Capital
	Contribubtion
PRIVATE FUNDS - 8.42%
CLI Capital (b)(c)(d)	45,455	250,000	0.69
Hayman Hong Kond Opportunities Fund, L.P. (b)(c)(d)	500,000	39,940	0.11
LLR Equity Partners V, L.P. (b)(c)(d)	970,000	1,372,314	3.78
LRVHealth, L.P. (b)(c)(d)	450,000	508,899	1.40
Moran Tice 20:20 Fund, L.P. (b)(c)(d)	250,000	206,092	0.57
RCP Select Capital Fund, L.P. (b)(c)(d)	500,000	500,000	1.38
SPAC Opportunity Partners, LLC - Class A (b)(c)(d)	1,000,000	178,901	0.49
TOTAL PRIVATE FUNDS (Cost $3,711,882)		3,056,146	8.42

	Shares
REITS - 3.25%
REAL ESTATE & RENTAL & LEASING
First Industrial Realty Trust, Inc.	12,000	631,680	1.74
Medical Properties Trust, Inc.	59,000	546,340	1.51
TOTAL REITS (Cost $1,037,090)		1,178,020	3.25
	Principal
	Amount
CORPORATE BONDS - 2.28%
FINANCE AND INSURANCE
Discover Financial Services, 3.75%, 03/04/2025	150,000	142,797	0.39
JPMorgan Chase & Co., 6.10% to 10/01/2023 3 Month SOFR USD + 3.592%, Perpetual (e)	150,000	149,655	0.41
		292,452	0.80
MANUFACTURING
Motorola Solutions, Inc., 7.50%, 05/15/2025	100,000	102,227	0.28

MINING, QUARRYING & OIL & GAS EXTRACTION
BP Capital Markets PLC, 4.38% to 09/22/2023 then 5 Year CMT Rate + 4.036%, Perpetual (a)(e)	150,000	143,888	0.40
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	150,000	140,975	0.39
		284,863	0.79
UTILITIES
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	150,000	149,258	0.41
TOTAL CORPORATE BONDS (Cost $851,564)		828,800	2.28

U.S. GOVERNMENT OBLIGATIONS - 9.32%
United States Treasury Note, 2.25%, 11/15/2024	1,000,000	960,195	2.65
United States Treasury Note, 2.38%, 08/15/2024	2,500,000	2,418,359	6.67
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $3,415,717)		3,378,554	9.32

SHORT-TERM INVESTMENTS - 8.12%
U.S. TREASURY BILL
United States Treasury Bill, 4.708%, 02/22/24 (f)	1,500,000	1,450,543	4.00

MONEY MARKET FUND
Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 5.04% (g)	1,493,263	1,493,263	4.12
TOTAL SHORT-TERM INVESTMENTS (Cost $2,949,504)		2,943,806	8.12

Total Investments (Cost $29,198,410) - 100.06%		36,292,174	100.06
Liabilities in Excess of Other Assets - (0.06)%		(21,016)	(0.06)
TOTAL NET ASSETS - 100.00%		$36,271,158	100.00

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At June 30, 2023, restricted securities represented 12.14% of net assets of the Fund.
(d)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor.
(e)	Security is a perpetual bond and has no definite maturity date.
(f)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	This security has a fluctuating yield; rate disclosed is the 7-day yield as of June 30, 2023.
+
Rates for variable rate securities will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Variable rate securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans or lines of credit that have transitioned to SOFR as the base lending rate.

The accompanying notes are an integral part of these schedules of investments

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2023 (Unaudited)

	Notional	Number of	Fair	Percent of
	Amount	Contracts (a)	Value	Net Assets
WRITTEN OPTIONS - (0.09)%
WRITTEN CALL OPTIONS - (0.09)%
Hubbell, Inc.
Expiration: July 2023, Exercise Price: $330.00	232,092	7	$6,832	0.02%
Louisiana-Pacific Corp.
Expiration: July 2023, Exercise Price: $65.00	74,980	10	10,400	0.03%
Expiration: July 2023, Exercise Price: $75.00	299,920	40	6,600	0.02%
Martin Marietta Materials, Inc.
Expiration: July 2023, Exercise Price: $450.00	230,845	5	7,435	0.02%
TOTAL WRITTEN CALL OPTIONS (Premiums received $11,220)			31,267	0.09%
WRITTEN PUT OPTIONS - (0.00)%
Energy Transfer LP
Expiration: July 2023, Exercise Price: $12.50	190,500	150	1,500	0.00%	(b)
TOTAL WRITTEN PUT OPTIONS (Premiums received $2,321)			1,500	0.00%
TOTAL WRITTEN OPTIONS (Premiums received $13,541)			$32,767	0.09%

(a)	Each contract is equivalent to 100 shares of common stock.
(b)	Amount is less than (0.05)%.

 The accompanying notes are an integral part of these financial statements.

Securities Valuation as of June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. FASB ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820) defines fair values, establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds investments. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds own assumptions that market participants would use in valuing the asset or liability at the measurement date and would be based on the best available information.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds Board of Directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds Board of Directors.

Additional information on each illiquid restricted security held by the Fund on June 30, 2023 is as follows:

	Security	Initial Acquisition Date		Shares	Cost	Fair Value	% of Net Assets
	LLR Equity Partners V, L.P.	March 14, 2018		970,000	818,583	1,372,314	3.78%
	PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018		47,619	500,000	324,764	0.90%
	Pioneer ILS Interval Fund	August 27, 2018		117,583	1,140,000	1,022,971	2.82%
	LRVHealth, L.P.	July 16, 2019		450,000	393,299	508,899	1.40%
	Moran Tice 20:20 Fund, L.P.	July 31, 2020		250,000	250,000	206,092	0.57%
	SPAC Opportunity Partners, LLC - Class A	March 25, 2021		1,000,000	1,000,000	178,901	0.49%
	RCP Select Capital Fund, L.P.	June 7, 2021		500,000	500,000	500,000	1.38%
	Hayman Hong Kong Opportunities	May 6, 2022		500,000	500,000	39,940	0.11%
	CLI Capital	December 20, 2022		45,455	250,000	250,000	0.69%
					$5,351,882	$4,403,881	12.14%

The following table summarized the inputs used to value the Funds investments measured at fair value as of June 30 2023:
		Practical Expedient*		Level 1	Level 2	Level 3	Total
Investments - Assets:
	Common Stocks*	$-		$20,290,199	$-	$-	$20,290,199
	Exchange Traded Funds	-		1,601,360	-	-	1,601,360
	Mutual Fund			250,921
	Closed-End Funds	-		2,459,275	-	-	2,459,275
	Open-End Fund	-		305,093	-	-	305,093
	Private Funds	3,056,146	^	-	-	-	3,056,146
	REITs*	-		1,178,020	-	-	1,178,020
	Corporate Bonds*	-		-	828,800	-	828,800
	U.S. Government Obligations	-		-	3,378,554	-	3,378,554
	Short-Term Investments	-		2,943,806		-	2,943,806
	Total Investments - Assets	$3,056,146		$29,028,674	$4,207,354	$-	$36,292,174

Other Financial Instruments - Liabilities:
	Written Options	$-		$32,767	$-	$-	$32,767

	*See the Schedule of Investments for industry classifications.

^		Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
		CLI Captial	No	Not Applicable	To generate income from the various loans and bonds purchased.
Real estate investment trust (REIT) that primarily invests in direct mortgage loans and other debt obligations secured by real estate assets. They concentrate in providing mortgage financing and investing in mortgage loans of niche markets with limited competition for short-term to mid-term lending needs. The Company makes interim construction and short-term to mid-term loans for the acquisition, renovation and construction of facilities in these markets.

None
		Hayman Hong Kong Opportunities	Yes	30 Days	To generate superior risk- adjusted rates of return
Non-diversified portfolio investing in foreign currency forward and option contracts and options of East Asia Countries, may invest in interest rate derivatives to benefit from the stresses imposed on the Hong Kong Monetary Authoritys Linked Exchange Rate System. Will seek to exploit opportunities in the foreign exchange and interest rate markets in Asia.

None
		LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable
		LRVHealth, L.P	No	Not Applicable	Capital Appreciation	Non-diversified portfolio of insurance-linked securities	Not Applicable
		Moran Tice 20:20 Fund, L.P.	Yes	30 days	Value	Diversified portfolio of investments the Investment Manager believes will be influenced by macro-economic trends and/or event-driven situations	None
		RCP Select Capital Fund, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of ground-up development, value-add and income producing real estate projects and real estate financings.	Not Applicable
		SPAC Opportunity Partners, LLC - Class A	Yes	93 days	Capital Appreciation	Diversified portfolio of special purpose acquisition companies, or SPACs.	2 years

(1)
Up to 5% of the Funds net asset value per quarter via tender offer. The tender offer is subject to board approval and not a guarantee of future liquidity. A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Closed-End Funds	Open-End Funds	Total
		Balance as of September 30, 2022	$-	$-	$-
		Accrued discounts/premiums	-	-	-
		Realized gain (loss)	-	-	-
		Change in unrealized appreciation (depreciation)	-	-	-
		Purchases	-	-	-
		(Sales)	-	-	-
		Transfer in and/or out of Level 3	-	-	-
		Balance as of June 30, 2023	$-	$-	$-

		Change in unrealized appreciation/depreciation during the period for Level 3 investments held at June 30, 2023	$-

The Level 3 investments as of June 30, 2023 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.